As filed with the Securities and Exchange Commission on May 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05534

AHA Investment Funds, Inc.
(Exact name of registrant as specified in charter)

190 South LaSalle Street, Suite 2800
Chicago, IL 60603
(Address of principal executive offices) (Zip code)

Savitri Pai, Esq.	Alan Goldberg
AHA Investment Funds, Inc.	Bell, Boyd & Lloyd LLC
190 South LaSalle Street, Suite 2800	Three First National Plaza, #3300
Chicago, IL 60603	Chicago, IL 60602

(Name and address of agent for service)

1-800-445-1341
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

	AHA Limited Maturity Fixed Income Fund
	SCHEDULE OF INVESTMENTS
	March 31, 2005
	(Unaudited)

		Principal Amount	Value
	CORPORATE BONDS - 47.8%

	Aerospace & Defense - 1.0%
	United Technologies Corporation, 4.875%, 11/01/2006	$ 1,300,000	$ 1,318,057

	Banking - 6.9%
	Bank of America Corporation, 4.750%, 10/15/2006	860,000	869,088
	The Bank of New York Company, Inc., 2.200%, 05/12/2006	1,500,000	1,471,644
	Bank One Corporation, 6.875%, 08/01/2006	1,100,000	1,141,059
	FleetBoston Financial Corporation, 7.250%, 09/15/2005	1,245,000	1,266,151
	HSBC Bank USA, 3.120%, 09/21/2007 (1)	725,000	726,064
	Wells Fargo & Company, 5.900%, 05/21/2006	750,000	766,132
	Wachovia Corporation, 4.850%, 07/30/2007	1,530,000	1,557,060
	Washington Mutual, Inc., 5.625%, 01/15/2007	1,485,000	1,519,047
			9,316,245

	Business Machines & Software - 2.4%
	International Business Machines Corporation, 6.450%, 08/01/2007	2,400,000	2,511,869
	Pitney Bowes Inc., 5.875%, 05/01/2006	745,000	760,072
			3,271,941

	Financial - 14.8%
	American Express Company, 6.875%, 11/01/2005	710,000	723,067
	American Express Company, 5.500%, 09/12/2006	1,000,000	1,020,658
	American General Finance Corporation, 5.875%, 07/14/2006	1,115,000	1,140,189
	Caterpillar Financial Services Corporation, 5.950%, 05/01/2006	1,830,000	1,868,635
	Caterpillar Financial Services Corporation, 3.625%, 11/15/2007	795,000	782,336
	Conoco Funding Company, 5.450%, 10/15/2006	1,610,000	1,645,006
	Countrywide Home Loans, Inc., 5.500%, 08/01/2006	350,000	355,957
	Countrywide Home Loans, Inc., 5.625%, 05/15/2007	1,925,000	1,972,848
	FPL Group Capital Inc., 6.125%, 05/15/2007	1,925,000	1,997,909
	HSBC Finance Corporation, 5.750%, 01/30/2007	1,855,000	1,904,773
	International Lease Finance Corporation, 5.625%, 06/01/2007	1,600,000	1,642,677
	John Deere Capital Corporation, 3.875%, 03/07/2007	820,000	815,671
	Unilever Capital Corp., 6.875%, 11/01/2005	1,530,000	1,568,472
	Verizon Global Funding Corp., 6.125%, 06/15/2007	1,445,000	1,499,615
	Washington Mutual Finance Corporation, 6.250%, 05/15/2006	935,000	958,257
			19,896,070

	Financial - Investment Banking Corporations - 9.8%
	The Bear Stearns Companies Inc., 3.000%, 03/30/2006	1,945,000	1,927,306
	The Bear Stearns Companies Inc., 5.700%, 01/15/2007	735,000	753,907
	Citigroup Inc., 6.750%, 12/01/2005	1,150,000	1,173,042
	Credit Suisse First Boston, Inc., 5.875%, 08/01/2006	500,000	512,152
	Donaldson, Lufkin & Jenrette, Inc., 6.875%, 11/01/2005	835,000	850,415
	J.P. Morgan Chase & Co., 5.625%, 08/15/2006	1,500,000	1,531,441
	Lehman Brothers Holdings Inc., 6.625%, 02/05/2006	1,520,000	1,553,530
	Lehman Brothers Holdings Inc., 6.250%, 05/15/2006	1,000,000	1,024,209
	Merrill Lynch & Co., Inc., 6.150%, 01/26/2006	1,225,000	1,246,665
	Merrill Lynch & Co., Inc., 6.130%, 05/16/2006	1,255,000	1,282,571
	Morgan Stanley, 6.100%, 04/15/2006	1,315,000	1,341,925
			13,197,163

	Food & Beverages - 3.8%
	Bottling Group LLC, 2.450%, 10/16/2006	1,400,000	1,368,303
	Campbell Soup Company, 6.900%, 10/15/2006	1,115,000	1,157,937
	Coca-Cola Enterprises Inc., 5.375%, 08/15/2006	1,040,000	1,057,424
	Coca-Cola Enterprises Inc., 5.250%, 05/15/2007	1,520,000	1,551,946
			5,135,610

	Health Care Services - 1.6%
	UnitedHealth Group Incorporated, 5.200%, 01/17/2007	1,130,000	1,150,108
	UnitedHealth Group Incorporated, 3.375%, 08/15/2007	1,060,000	1,038,582
			2,188,690
	Insurance - 0.7%
	American International Group, Inc., 2.850%, 12/01/2005	910,000	905,773

	Manufacturing - Diversified - 1.4%
	Honeywell International Inc., 6.875%, 10/03/2005	1,790,000	1,817,990

	Metals - Diversified - 0.9%
	Alcoa Inc., 4.250%, 08/15/2007	1,205,000	1,205,153

	Retail - 1.9%
	Target Corporation, 5.950%, 05/15/2006	1,125,000	1,148,571
	Target Corporation, 5.500%, 04/01/2007	1,400,000	1,433,695
			2,582,266

	Telecommunications - 2.6%
	BellSouth Corporation, 5.000%, 10/15/2006	1,000,000	1,013,806
	GTE Corporation, 6.360%, 04/15/2006	850,000	869,403
	SBC Communications Inc., 5.750%, 05/02/2006	1,625,000	1,655,124
			3,538,333

	Total Corporate Bonds (Cost $65,254,725)		64,373,291

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.2%
	Federal Home Loan Bank, 2.500%, 12/15/2005	8,215,000	8,157,709
	Federal Home Loan Bank, 2.875%, 08/15/2006	600,000	592,672
	Federal Home Loan Mortgage Corporation, 2.125%, 11/15/2005	7,690,000	7,627,842
	Federal Home Loan Mortgage Corporation, 1.875%, 02/15/2006	7,440,000	7,328,281
	Federal Home Loan Mortgage Corporation, 5.500%, 07/15/2006	2,600,000	2,655,624
	Federal Home Loan Mortgage Corporation, 2.875%, 12/15/2006	4,100,000	4,031,772
	Federal National Mortgage Association, 2.250%, 02/28/2006	1,910,000	1,886,068
	Federal National Mortgage Association, 4.375%, 10/15/2006	670,000	675,239
	Federal National Mortgage Association, 2.625%, 01/19/2007	1,105,000	1,079,689
	Total U.S. Government Agency Obligations (Cost $34,339,247)		34,034,896

	ASSET BACKED SECURITIES - 15.1%
	Bank One Auto Securitization Trust, 2003-1 A4, 2.430%, 03/22/2010	725,000	701,008
	BMW Vehicle Owner Trust, 2005-A A3, 4.040%, 02/25/2009	1,385,000	1,383,702
	Capital Auto Receivables Asset Trust, 2003-3 A3A, 2.960%, 01/15/2008	660,000	650,102
	Capital Auto Receivables Asset Trust, 2004-2 A3, 3.580%, 01/15/2009	1,310,000	1,289,106
	Chase Manhattan Auto Owner Trust, 2003-A A4, 2.060%, 12/15/2009	1,395,000	1,350,054
	Citibank Credit Card Issuance Trust, 2003-A2 A2, 2.700%, 01/15/2008	1,205,000	1,196,958
	Citibank Credit Card Issuance Trust, 2004-A1 A1, 2.550%, 01/20/2009	1,010,000	983,416
	Daimler Chrysler Auto Trust, 2003-A A4, 2.880%, 10/08/2009	1,650,000	1,627,889
	Honda Auto Receivables Owner Trust, 2002-4 A4, 2.700%, 03/17/2008	880,000	871,464
	Honda Auto Receivables Owner Trust, 2003-3 A4, 2.770%, 11/21/2008	750,000	732,528
	Honda Auto Receivables Owner Trust, 2004-3 A4, 3.280%, 02/18/2010	770,000	744,931
	Nissan Auto Receivables Owner Trust, 2002-C A4, 3.330%, 01/15/2008	950,000	947,275
	Nissan Auto Receivables Owner Trust, 2003-B A4, 2.050%, 03/16/2009	955,000	924,629
	Nissan Auto Receivables Owner Trust, 2004-B A3, 3.350%, 05/15/2008	885,000	877,501
	Nissan Auto Receivables Owner Trust, 2005-A A4, 3.820%, 07/15/2010	750,000	738,749
	Toyota Auto Receivables Owner Trust, 2003-A A4, 2.200%, 03/15/2010	765,000	752,670
	Toyota Auto Receivables Owner Trust, 2003-B A4, 2.790%, 01/15/2010	945,000	927,283
	USAA Auto Owner Trust, 2003-1 A4, 2.040%, 02/16/2010	680,000	665,511
	USAA Auto Owner Trust, 2004-2 A3, 3.030%, 06/16/2008	1,615,000	1,597,756
	Wells Fargo Financial Auto Owner Trust, 2004-A A3, 2.060%, 06/16/2008	1,415,000	1,396,400
	Total Asset Backed Securities (Cost $20,664,787)		20,358,932

	MORTGAGE BACKED SECURITIES - PRIVATE - 4.6%
	Bear Stearns Commercial Mortgage Securities Inc., 2001-TOP2 A1, 6.080%, 02/15/2035	1,162,697	1,199,528
	GE Capital Commercial Mortgage Corporation, 2004-C2 A1, 3.111%, 03/10/2040	1,404,131	1,368,810
	GE Capital Commercial Mortgage Corporation, 2005-C1 A1, 4.012%, 06/10/2048	1,608,211	1,596,905
	GMAC Commercial Mortgage Securities Inc., 2004-C3 A2, 3.950%, 12/10/2041	1,075,000	1,059,637
	Morgan Stanley Capital I, 2005-T17 A2, 4.110%, 12/13/2041	955,000	945,032
	Total Mortgage Backed Securities - Private (Cost $6,278,657)		6,169,912

	MORTGAGE BACKED SECURITIES - U.S. AGENCY - 0.0%
	FNMA, Pool 527835, 7.500%, 02/01/2030	952	1,019
	FNMA, Pool 541946, 7.500%, 07/01/2030	536	574
	FNMA, Pool 584930, 7.500%, 05/01/2031	1,947	2,084
	Total Mortgage Backed Securities - U.S. Agency (Cost $3,582)		3,677

	SHORT-TERM INVESTMENTS - 6.6%

	U.S. Government Agency Obligations - 6.6%
	Federal Home Loan Bank Discount Note, 2.250%, 04/01/2005	2,615,000	2,615,000
	Federal Home Loan Bank Discount Note, 2.970%, 08/16/2005	3,170,000	3,134,171
	Federal National Mortgage Association Discount Note, 3.220%, 10/14/2005	3,230,000	3,173,288
	Total Short-Term Investments (Cost $8,923,601)		8,922,459

	TOTAL INVESTMENTS (Cost $135,464,599) - 99.3%		133,863,167

	Other Assets less Liabilities - 0.7%		946,440
	Total Net Assets - 100.0%		$ 134,809,607

(1)	Variable rate security. The rate shown is the rate in effect on March 31, 2005.

AHA Full Maturity Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

		Principal Amount	Value
	CORPORATE BONDS - 33.2% *

	Aerospace & Defense - 0.5% *
	Northrop Grumman Corporation, 4.079%, 11/16/2006	50,000	49,955
	Raytheon Company, 6.750%, 08/15/2007	23,000	24,213
	Systems 2001 Asset Trust, 6.664%, 09/15/2013 (Cost $65,339, Acquired 06/04/2001 and 06/07/2001) (1)	65,041	70,542
			144,710

	Airlines - 0.2% *
	Continental Airlines, Inc., 6.800%, 07/02/2007	81,511	72,586

	Automobiles - 1.2% *
	DaimlerChrysler NA Holding Corp, 3.450%, 09/10/2007 (3)	100,000	100,189
	DaimlerChrysler NA Holding Corp, 7.300%, 01/15/2012	90,000	98,264
	Ford Motor Company, 9.215%, 09/15/2021	125,000	131,519
	General Motors Corporation, 8.375%, 07/15/2033	60,000	51,468
			381,440

	Banking - 4.7% *
	AmSouth Bancorporation, 6.750%, 11/01/2025	75,000	85,843
	Bank One Corporation, 10.000%, 08/15/2010	89,000	110,182
	Bankers Trust Corporation, 7.250%, 10/15/2011	46,000	51,558
	BSCH Issuances Ltd., 7.625%, 09/14/2010	100,000	113,243
	Dime Capital Trust I, 9.330%, 05/06/2027	50,000	56,043
	Dresdner Bank - New York, 7.250%, 09/15/2015	150,000	173,262
	European Investment Bank, 4.000%, 03/03/2010	80,000	78,837
	HSBC Holdings plc, 7.500%, 07/15/2009	150,000	166,369
	NCNB Corporation, 10.200%, 07/15/2015	100,000	136,882
	Wachovia Corporation, 6.300%, 04/15/2008	150,000	157,773
	Wachovia Corporation, 3.625%, 02/17/2009	140,000	135,614
	Wells Fargo & Company, 3.110%, 09/15/2009 (3)	170,000	170,259
			1,435,865

	Building Products - 0.3% *
	Hanson Australia Funding, 5.250%, 03/15/2013	75,000	74,896

	Chemicals - 0.1% *
	The Dow Chemical Company, 5.750%, 12/15/2008	40,000	41,582

	Communications & Media - 2.3% *
	Comcast Cable Communications, Inc., 8.375%, 05/01/2007	110,000	118,546
	Cox Communications, Inc., 3.550%, 12/14/2007 (Cost $70,052, Acquired 12/10/2004 & 12/15/2004) (1) (3)	70,000	70,464
	Historic TW Inc., 9.125%, 01/15/2013	50,000	61,871
	Liberty Media Corporation, 7.875%, 07/15/2009	140,000	151,668
	News America, Inc., 6.625%, 01/09/2008	60,000	63,074
	Time Warner Inc., 6.875%, 05/01/2012	100,000	109,362
	Turner Broadcasting System, Inc., 8.375%, 07/01/2013	110,000	131,186
			706,171

	Communications Equipment - 0.1% *
	Motorola, Inc., 4.608%, 11/16/2007	40,000	40,129

	Drugs - 0.1% *
	Bristol-Myers Squibb Company, 4.750%, 10/01/2006	40,000	40,536

	Energy - 4.3% *
	Alabama Power Company, 3.063%, 08/25/2009 (3)	50,000	50,075
	American Electric Power Company, Inc., 6.125%, 05/15/2006	50,000	51,126
	Appalachian Power Company, 3.600%, 05/15/2008	50,000	48,556
	The Cleveland Electric Illuminating Company, 5.650%, 12/15/2013	110,000	112,100
	Dominion Resources, Inc., 4.125%, 02/15/2008	10,000	9,893
	Dominion Resources, Inc., 5.700%, 09/17/2012	50,000	51,930
	DTE Energy Company, 3.860%, 06/01/2007 (3)	40,000	40,136
	Duke Energy Corporation, 3.750%, 03/05/2008	10,000	9,817
	Exelon Corporation, 6.750%, 05/01/2011	60,000	65,369
	FirstEnergy Corp., 6.450%, 11/15/2011	10,000	10,565
	Hydro-Quebec, 6.300%, 05/11/2011	20,000	21,656
	Korea Electric Power Corporation, 7.750%, 04/01/2013	95,000	109,892
	Korea Electric Power Corporation, 6.750%, 08/01/2027	75,000	83,818
	Niagara Mohawk Power Corporation, 7.750%, 10/01/2008	50,000	55,267
	Pacific Gas and Electric Company, 3.600%, 03/01/2009	70,000	67,422
	Pacific Gas and Electric Company, 6.050%, 03/01/2034	25,000	25,759
	Progress Energy, Inc., 7.100%, 03/01/2011	70,000	76,867
	PSI Energy, Inc., 7.850%, 10/15/2007	125,000	134,749
	Sempra Energy, 4.621%, 05/17/2007	40,000	40,179
	Sempra Energy, 3.318%, 05/21/2008 (3)	50,000	50,165
	TXU Corp., 6.375%, 06/15/2006	80,000	81,871
	TXU Energy Co., 3.420%, 01/17/2006 (Cost $50,000, Acquired 07/09/2004) (1) (3)	50,000	50,007
	United Utilities plc, 6.450%, 04/01/2008	70,000	73,805
			1,321,024

	Financial - 8.4% *
	American General Finance Corporation, 8.450%, 10/15/2009	100,000	113,992
	Amvescap Plc, 5.900%, 01/15/2007	50,000	51,507
	Anadarko Finance Co., 6.750%, 05/01/2011	80,000	88,166
	Auburn Hills Trust, 12.375%, 05/01/2020	55,000	82,538
	Boeing Capital Corporation, 5.750%, 02/15/2007	50,000	51,367
	Capital One Bank, 4.250%, 12/01/2008	50,000	49,188
	Capital One Financial Corporation, 4.738%, 05/17/2007	10,000	10,059
	Caterpillar Financial Services Corporation, 3.450%, 01/15/2009	50,000	48,035
	CIT Group Inc., 3.040%, 05/18/2007 (3)	80,000	80,166
	CIT Group Inc., 3.375%, 04/01/2009	75,000	71,200
	Conoco Funding Company, 5.450%, 10/15/2006	10,000	10,217
	Countrywide Home Loans, Inc., 3.050%, 11/16/2007 (3)	20,000	20,029
	Deutsche Telekom International Finance BV, 3.875%, 07/22/2008	80,000	78,477
	Deutsche Telekom International Finance BV, 8.250%, 06/15/2030	75,000	98,379
	Devon Financing Corporation, U.L.C., 6.875%, 09/30/2011	80,000	88,198
	Diageo Capital Plc, 3.375%, 03/20/2008	50,000	48,676
	Ford Motor Credit Company, 3.920%, 09/28/2007 (3)	300,000	292,757
	General Electric Capital Corporation, 2.980%, 03/04/2008 (3)	90,000	90,008
	General Electric Capital Corporation, 6.000%, 06/15/2012	75,000	80,025
	General Motors Acceptance Corporation, 3.560%, 01/16/2007 (3)	50,000	47,934
	General Motors Acceptance Corporation, 3.610%, 07/16/2007 (3)	20,000	18,854
	General Motors Acceptance Corporation, 4.203%, 09/23/2008 (3)	100,000	91,375
	General Motors Acceptance Corporation, 6.750%, 12/01/2014	70,000	60,568
	HSBC Finance Corporation, 3.080%, 11/16/2009 (3)	20,000	20,106
	John Deere Capital Corporation, 3.900%, 01/15/2008	50,000	49,283
	National Rural Utilities Cooperative Finance Corporation, 6.000%, 05/15/2006	50,000	51,130
	National Rural Utilities Cooperative Finance Corporation, 3.875%, 02/15/2008	100,000	98,530
	Nissan Motor Acceptance Corporation, 4.625%, 03/08/2010 (Cost $39,274, Acquired 03/30/2005) (1)	40,000	39,479
	Petrozuata Finance, Inc., 8.220%, 04/01/2017 (Cost $22,880, Acquired 09/23/1999 & 01/18/2000) (1)	30,000	28,350
	Sprint Capital Corporation, 4.780%, 08/17/2006 (3)	150,000	150,972
	Sprint Capital Corporation, 6.125%, 11/15/2008	70,000	73,224
	Sprint Capital Corporation, 7.625%, 01/30/2011	75,000	83,582
	Telecom Italia Capital, 4.000%, 01/15/2010 (Cost $99,750, Acquired 09/28/2004) (1)	100,000	95,704
	Toyota Motor Credit Corporation, 2.800%, 01/18/2006	40,000	39,692
	Wharf International Finance Ltd., 7.625%, 03/13/2007	175,000	185,462
			2,587,229

	Financial - Investment Banking Corporations - 2.8%*
	The Bear Stearns Companies Inc., 2.875%, 07/02/2008	50,000	47,470
	Citigroup Inc., 5.625%, 08/27/2012	20,000	20,752
	Credit Suisse First Boston, Inc., 6.125%, 11/15/2011	100,000	106,239
	The Goldman Sachs Group, Inc., 3.120%, 03/02/2010 (3)	80,000	80,093
	The Goldman Sachs Group, Inc., 5.150%, 01/15/2014	75,000	73,981
	J.P. Morgan Chase & Co., 2.750%, 10/02/2009 (3)	90,000	90,318
	J.P. Morgan Chase & Co., 5.750%, 01/02/2013	90,000	93,672
	J.P. Morgan Chase & Co., 4.040%, 09/30/2034 (3)	10,000	9,983
	Lehman Brothers Holdings Inc., 3.021%, 11/10/2009 (3)	120,000	120,429
	Merrill Lynch & Co., Inc., 2.990%, 02/05/2010 (3)	70,000	70,150
	Morgan Stanley, 2.940%, 01/15/2010 (3)	140,000	140,823
			853,910

	Food & Beverages - 0.8% *
	General Mills, Inc., 6.449%, 10/15/2006	50,000	51,753
	General Mills, Inc., 5.125%, 02/15/2007	40,000	40,692
	Kraft Foods Inc., 5.625%, 11/01/2011	40,000	41,561
	Pepsi Bottling Holdings, Inc., 5.625%, 02/17/2009 (Cost $52,357, Acquired 06/29/2004) (1)	50,000	52,084
	Sara Lee Corporation, 2.750, 06/15/2008	50,000	47,666
			233,756

	Health Care Services - 0.1% *
	WellPoint Inc., 3.750%, 12/14/2007 (Cost $49,964, Acquired 12/06/2004) (1)	50,000	49,102

	Industrial - 0.3% *
	Dryden Investor Trust, 7.157%, 07/23/2008 (Cost $93,303, Acquired 07/16/1998) (1) (2)	93,303	97,476

	Insurance - 0.8% *
	Ace Ina Holdings, 8.300%, 08/15/2006	60,000	63,055
	Aon Corporation, 8.650%, 05/15/2005	100,000	100,565
	Protective Life Corporation, 4.300%, 06/01/2013	100,000	94,390
			258,010

	Manufacturing - Diversifed - 0.8% *
	Tyco International Group SA, 6.375%, 10/15/2011	185,000	197,761
	Tyco International Group SA, 6.000%, 11/15/2013	50,000	52,586
			250,347

	Oil & Gas - 1.7% *
	Amerada Hess Corporation, 7.375%, 10/01/2009	50,000	54,879
	ConocoPhillips, 4.750%, 10/15/2012	40,000	39,806
	Kinder Morgan Energy Partners, L.P., 7.500%, 11/01/2010	40,000	44,632
	Occidental Petroleum Corporation, 6.750%, 01/15/2012	60,000	66,468
	Pemex Project Funding Master Trust, 4.310%, 06/15/2010 (Cost $100,356, Acquired 06/29/2004) (1) (3)	150,000	153,375
	Pemex Project Funding Master Trust, 9.125%, 10/13/2010	50,000	57,875
	Texas Eastern Transmission, LP, 5.250%, 07/15/2007	50,000	50,803
	XTO Energy, Inc., 7.500%, 04/15/2012	40,000	45,884
			513,722

	Paper & Forestry - 0.3% *
	International Paper Company, 3.800%, 04/01/2008	30,000	29,430
	Weyerhaeuser Company, 6.750%, 03/15/2012	60,000	65,992
			95,422

	Real Estate - 0.2% *
	EOP Operating Limited Partnership, 6.750%, 02/15/2012	50,000	54,313

	Retail - 0.2% *
	Target Corporation, 5.400%, 10/01/2008	50,000	51,608

	Telecommunications - 2.1% *
	ALLTEL Corporation, 4.656%, 05/17/2007	130,000	130,856
	British Telecommunications Plc, 7.625%, 12/15/2005	70,000	71,998
	British Telecommunications Plc, 8.625%, 12/15/2030	100,000	133,647
	France Telecom SA, 7.200%, 03/01/2006	40,000	41,247
	New Cingular Wireless Services Inc., 7.500%, 05/01/2007	50,000	53,191
	New Cingular Wireless Services Inc., 8.125%, 05/01/2012	85,000	99,436
	New Cingular Wireless Services Inc., 8.750%, 03/01/2031	25,000	33,082
	Pacific Bell, 6.125%, 02/15/2008	50,000	52,079
	Vodafone Group Plc, 3.950%, 01/30/2008	40,000	39,551
			655,087

	Transportation Services - 0.5% *
	FedEx Corp., 9.650%, 06/15/2012	125,000	159,219

	Waste Disposal - 0.4% *
	Waste Management, Inc., 6.875%, 05/15/2009	50,000	53,855
	Waste Management, Inc., 7.375%, 08/01/2010	60,000	66,941
			120,796

	Total Corporate Bonds (Cost $10,101,160)		10,238,936

	REVENUE BONDS - 0.2% *
	Tobacco Settlement Financing Corp. - Lousiana, 6.360%, 05/15/2025	50,199	50,271
	Total Revenue Bonds (Cost $50,617)		50,271

	FOREIGN GOVERNMENT BONDS - 1.1% *
	National Bank of Hungary, 8.875%, 11/01/2013	75,000	96,109
	Republic of Italy, 4.375%, 10/25/2006	40,000	40,224
	Russian Federation, 5.000%, 03/31/2030 (3)	120,000	123,000
	United Mexican States, 9.875%, 02/01/2010	50,000	59,625
	United Mexican States, 8.375%, 01/14/2011	30,000	34,215
	Total Foreign Government Bonds (Cost $326,140)		353,173

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1% *
	Federal Home Loan Bank, 2.750%, 05/15/2006	40,000	39,557
	Federal Home Loan Mortgage Corporation, 3.625%, 02/15/2008	60,000	59,173
	Federal Home Loan Mortgage Corporation, 6.625%, 09/15/2009	1,125,000	1,223,893
	Federal National Mortgage Association, 7.250%, 01/15/2010	275,000	307,328
	Federal National Mortgage Association, 6.125%, 03/15/2012	200,000	216,719
	Federal National Mortgage Association, 5.000%, 04/15/2015	100,000	100,960
	Federal National Mortgage Association, 2.800%, 03/01/2019 (3)	160,000	158,860
	Federal National Mortgage Association, 3.000%, 04/26/2019 (3)	70,000	69,503
	SLM Corporation, 4.380%, 04/01/2009 (3)	50,000	49,375
	Tennessee Valley Authority, 5.625%, 01/18/2011	10,000	10,514
	Tennessee Valley Authority, 6.790%, 05/23/2012	140,000	157,902
	Tennessee Valley Authority, 6.250%, 12/15/2017	80,000	89,620
	Total U.S. Government Agency Obligations (Cost $2,530,335)		2,483,404

	U.S. TREASURY SECURITIES - 21.1% *

	U.S. Treasury Bonds - 8.0% *
	United States Treasury Bond, 9.875%, 11/15/2015	225,000	324,580
	United States Treasury Bond, 9.250%, 02/15/2016	225,000	314,086
	United States Treasury Bond, 6.250%, 08/15/2023	1,400,000	1,630,509
	United States Treasury Inflation Index Bond, 2.375%, 01/15/2025	182,092	195,921
			2,465,096

	U.S. Treasury Notes - 12.6% *
	United States Treasury Inflation Index Note, 3.625%, 01/15/2008	318,686	342,841
	United States Treasury Inflation Index Note, 0.875%, 04/15/2010	150,984	147,737
	United States Treasury Inflation Index Note, 2.000%, 01/15/2014	165,120	169,063
	United States Treasury Inflation Index Note, 2.000%, 07/15/2014	101,162	103,361
	United States Treasury Note, 2.500%, 09/30/2006	150,000	147,492
	United States Treasury Note, 2.500%, 10/31/2006	360,000	353,532
	United States Treasury Note, 3.500%, 08/15/2009	545,000	531,907
	United States Treasury Note, 6.000%, 08/15/2009	90,000	96,743
	United States Treasury Note, 3.375%, 10/15/2009	50,000	48,426
	United States Treasury Note, 3.625%, 01/15/2010	1,400,000	1,366,915
	United States Treasury Note, 3.500%, 02/15/2010	280,000	271,852
	United States Treasury Note, 5.750%, 08/15/2010	95,000	101,977
	United States Treasury Note, 4.250%, 08/15/2013	35,000	34,526
	United States Treasury Note, 4.750%, 05/15/2014	90,000	91,716
	United States Treasury Note, 4.250%, 08/15/2014	80,000	78,475
			3,886,563

	U.S. Treasury Strips - 0.5% *
	United States Treasury Strip, 0.000%, 02/15/2023	350,000	144,038

	Total U.S. Treasury Securities (Cost $6,455,709)		6,495,697

	ASSET BACKED SECURITIES - 10.9% *
	Ace Securities Corp., 2004-SD1 A1, 3.340%, 11/25/2033 (3)	89,017	89,359
	Ameriquest Mortgage Securities Inc., 2002-5 AV3, 3.320%, 02/25/2033 (3)	11,615	11,633
	Ameriquest Mortgage Securities Inc., 2003-AR3 A2, 3.220%, 10/25/2033 (3)	78,659	78,833
	CDC Mortgage Capital Trust, 2002-HE3 A, 3.340%, 03/25/2033 (3)	5,901	5,922
	Chase Credit Card Master Trust, 2003-6 A, 2.920%, 02/15/2011 (3)	300,000	300,794
	Citifinancial Mortgage Securities Inc., 2004-1 AF2, 2.645%, 04/25/2034	150,000	144,197
	Cityscape Home Equity Loan Trust, 1997-C A4, 7.000%, 07/25/2028	32,571	32,507
	Contimortgage Home Equity Loan Trust, 1997-2 A9, 7.090%, 04/15/2028	39,025	39,407
	Daimler Chrysler Master Owner Trust, 2004-A A, 2.840%, 01/15/2009 (3)	275,000	275,239
	Fairbanks Capital Mortgage Loan Trust, 1999-1 A, 3.450%, 05/25/2028 (Cost $77,210, Acquired 06/28/1999) (3)	71,466	71,069
	GMAC Mortgage Corporation Loan Trust, 2004-GH1 A6, 4.810%, 07/25/2035	150,000	149,960
	Green Tree Financial Corporation, 1997-7 A6, 6.760%, 07/15/2029	192,406	200,362
	Green Tree Home Improvement Loan Trust, 1996-D HEM2, 8.300%, 09/15/2027	219,084	219,553
	GSAA Home Equity Trust, 2005-1 AF2, 4.316%, 11/25/2034	150,000	147,973
	Home Equity Asset Trust, 2002-4 A3, 3.330%, 03/25/2033 (3)	7,502	7,517
	Home Equity Mortgage Trust, 2003-5 A1, 3.270%, 01/25/2034 (3)	11,153	11,174
	IMC Home Equity Loan Trust, 1997-5 A10, 6.880%, 11/20/2028	74,895	75,703
	MBNA Credit Card Master Note Trust, 2003-A3 A3, 2.930%, 08/16/2010 (3)	300,000	300,957
	New Century Home Equity Loan Trust, 2003-5 AI3, 3.560%, 11/25/2033	150,000	149,368
	Residential Asset Mortgage Products, Inc., 2002-RS3 AI5, 5.572%, 06/25/2032	130,000	131,412
	Residential Asset Mortgage Products, Inc., 2003-RS7 AI3, 3.680%, 09/25/2027	150,000	149,741
	Residential Asset Securities Corporation, 2003-KS5 AI6, 3.620%, 07/25/2033	200,000	189,109
	Residential Asset Securities Corporation, 2003-KS11 AI3, 3.320%, 02/25/2029	150,000	148,775
	Residential Asset Securities Corporation, 2004-KS2 AI3, 3.020%, 05/25/2029	125,000	121,746
	Residential Asset Securities Corporation, 2004-KS5 AI3, 4.030%, 04/25/2030	150,000	149,172
	Residential Funding Mortgage Securities, Inc., 2003-HS3 A2B, 3.140%, 08/25/2033 (3)	43,175	43,287
	Structured Asset Investment Loan Trust, 2003-BC9 3A1, 3.100%, 08/25/2033 (3)	26,605	26,635
	UCFC Home Equity Loan, 1998-C A7, 5.935%, 01/15/2030	91,856	92,242
	Total Asset Backed Securities (Cost $3,362,111)		3,363,646

	MORTGAGE BACKED SECURITIES - PRIVATE - 5.2% *
	Asset Securitization Corporation, 1996-D2 A1, 6.920%, 02/14/2029	131,368	134,369
	Banc of America Funding Corporation, 2005-B 2A1, 5.147%, 04/20/2035	100,000	101,189
	Bear Stearns Adjustable Rate Mortgage Trust, 2004-4 A6, 3.515%, 06/25/2034	100,000	96,377
	Bear Stearns Asset Backed Securities, Inc., 2003-AC1 A1, 4.103%, 05/25/2033	44,560	44,507
	Commercial Mortgage Acceptance Corporation, 1997-ML1 A4, 6.735%, 12/15/2030	82,206	86,200
	Countrywide Home Loans, 2004-20 2A1, 4.389%, 09/25/2034 (3)	80,677	81,571
	Deutsche Mortgage and Asset Receiving Corporation., 1998-C1 A2, 6.538%, 06/15/2031	90,984	95,205
	Deutsche Mortgage Securities, Inc., 2004-4 1A3, 4.940%, 04/25/2034	150,000	150,361
	GE Capital Commercial Mortgage Corporation, 2002-3A A2, 4.996%, 12/10/2037	150,000	150,930
	GMAC Commercial Mortgage Securities Inc., 1997-C1 A3, 6.869%, 07/15/2029	73,450	76,912
	GMAC Commercial Mortgage Securities Inc., 2003-C1 A2, 4.079%, 05/10/2036	125,000	118,050
	GMAC Mortgage Corporation Loan Trust, 2004-J4 A2, 5.500%, 08/25/2014	143,281	144,144
	MLCC Mortgage Investors, Inc., 2003-F A3, 4.160%, 10/25/2028 (3)	39,554	40,247
	Nomura Asset Securities Corporation, 1996-MD5 A1B, 7.120%, 04/13/2039	170,000	175,334
	Residential Accredit Loans, Inc., 2004-QS5 A5, 4.750%, 04/25/2034	105,671	105,337
	Total Mortgage Backed Securities - Private (Cost $1,606,489)		1,600,733

	MORTGAGE BACKED SECURITIES - U.S. AGENCY - 16.3% *
	FHLMC, Pool 160098, 10.500%, 01/01/2010	7,809	8,409
	FHLMC, Pool 1B2677, 4.103%, 01/01/2035	59,380	58,337
	FHLMC, Pool 1B2683, 4.084%, 01/01/2035	32,883	32,282
	FHLMC, Pool 1B2692, 4.486%, 12/01/2034	98,207	97,216
	FHLMC, Series 1 Class Z, 9.300%, 04/15/2019	35,400	35,401
	FHLMC, Series 2141 Class N, 5.550%, 11/15/2027	95,718	97,065
	FHLMC, Series 2277 Class B, 7.500%, 01/15/2031	47,615	48,097
	FHLMC, Series 2531 Class N, 4.000%, 07/15/2027	50,912	50,659
	FHLMC, Series 2533 Class PC, 5.000%, 10/15/2017	125,000	126,153
	FHLMC, Series 2539 Class QB, 5.000%, 09/15/2015	175,000	176,885
	FHLMC, Series 2544 Class QB, 5.000%, 09/15/2015	150,000	151,630
	FHLMC, Series 2567 Class OD, 5.000%, 08/15/2015	125,000	126,154
	FHLMC, Series 2804 Class VC, 5.000%, 07/15/2021	194,290	192,181
	FHLMC, Series 2835 Class VK, 5.500%, 11/15/2012	141,390	144,018
	FHLMC Gold, Pool C00689, 6.500%, 12/01/2028	27,290	28,431
	FHLMC Gold, Pool C00760, 6.500%, 05/01/2029	43,032	44,805
	FHLMC Gold, Pool C00785, 6.500%, 06/01/2029	164,915	171,712
	FHLMC Gold, Pool C20300, 6.500%, 01/01/2029	36,227	37,741
	FHLMC Gold, Pool E01251, 5.500%, 11/01/2017	115,486	118,000
	FHLMC Gold, Pool E01280, 5.000%, 12/01/2017	92,168	92,382
	FNMA, Pool 251813, 6.500%, 07/01/2028	26,205	27,308
	FNMA, Pool 251967, 6.500%, 09/01/2028	33,115	34,509
	FNMA, Pool 252162, 6.500%, 12/01/2028	29,130	30,356
	FNMA, Pool 252570, 6.500%, 07/01/2029	63,271	65,896
	FNMA, Pool 252645, 6.500%, 08/01/2029	27,448	28,586
	FNMA, Pool 253183, 7.500%, 04/01/2030	4,881	5,228
	FNMA, Pool 253398, 8.000%, 08/01/2030	22,762	24,512
	FNMA, Pool 254088, 5.500%, 12/01/2016	104,844	106,990
	FNMA, Pool 254509, 5.000%, 10/01/2017	105,930	106,058
	FNMA, Pool 254510, 5.000%, 11/01/2017	124,858	125,009
	FNMA, Pool 254545, 5.000%, 12/01/2017	79,986	80,083
	FNMA, Pool 254589, 5.500%, 01/01/2023	206,816	209,179
	FNMA, Pool 254631, 5.000%, 02/01/2018	161,936	162,132
	FNMA, Pool 254907, 5.000%, 10/01/2018	269,287	269,518
	FNMA, Pool 254949, 5.000%, 11/01/2033	128,400	125,937
	FNMA, Pool 254953, 5.000%, 11/01/2018	95,522	95,604
	FNMA, Pool 303168, 9.500%, 02/01/2025	14,414	16,108
	FNMA, Pool 585226, 6.500%, 05/01/2031	20,570	21,401
	FNMA, Pool 809897, 4.550%, 03/01/2035	99,864	99,139
	FNMA, Pool 813844, 4.885%, 01/01/2035	99,438	99,699
	FNMA, Series 1991-86 Class Z, 6.500%, 07/25/2021	95,049	98,623
	FNMA, Series 1992-136 Class PK, 6.000%, 08/25/2022	79,368	81,505
	FNMA, Series 1998-66 Class C, 6.000%, 12/25/2028	36,794	37,569
	FNMA, Series 2002-68 Class KG, 4.750%, 12/25/2014	35,326	35,480
	FNMA, Series 2002-70 Class PL, 5.000%, 04/25/2015	120,579	121,595
	FNMA, Series 2002-95 Class MD, 5.000%, 07/25/2026	150,000	150,823
	FNMA, Series 2003-16 Class PC, 5.000%, 10/25/2015	150,000	150,801
	FNMA, Series 2003-18 Class GB, 5.000%, 03/25/2016	150,000	151,180
	FNMA, Series 2003-31 Class KG, 4.500%, 12/25/2028	175,000	176,063
	FNMA, Series 2003-44 Class AB, 3.750%, 05/25/2033	43,211	42,058
	GNMA, Pool 2714, 6.500%, 02/20/2029	87,276	91,060
	GNMA, Pool 479168, 8.000%, 02/15/2030	48,174	51,955
	GNMA, Pool 780315, 9.500%, 12/15/2017	30,798	33,975
	GNMA, Pool 780678, 6.500%, 11/15/2027	77,285	81,065
	GNMA, Series 2004-78 Class C, 4.658%, 04/16/2029	150,000	146,683
	Total Mortgage Backed Securities - U.S. Agency (Cost $5,082,571)		5,021,245

	SHORT-TERM INVESTMENTS - 4.3% *

	U.S. Government Agency Obligations - 4.3% *
	Federal Home Loan Bank Discount Note, 2.250%, 04/01/2005	1,220,000	1,220,000
	Federal National Mortgage Association Discount Note, 2.250%, 04/01/2005	45,000	45,000
	Federal National Mortgage Association Discount Note, 2.250%, 06/29/2005	45,000	44,663
	Total Short-Term Investments (Cost $1,309,672)		1,309,663

	Total Investments (Cost $30,824,804)		$ 30,916,768

*	Calculated as a percentage of net assets.
(1)	Restricted under Rule 144A of the Securities Act of 1933.
(2)	Fair valued security.
(3)	Variable rate security. The rate shown is the rate in effect on March 31, 2005.

AHA Full Maturity Fixed Income Fund
SCHEDULE OF WRITTEN OPTIONS
March 31, 2005
(Unaudited)

Contracts (1,000 shares per contract)		Value
CALL OPTIONS
	10 Year Treasury Note Future, June 2005:
6	Expiration May 20, 2005, Exercise Price $112.00 (1)	375
	20 Year Treasury Note Future, June 2005:
2	Expiration May 20, 2005, Exercise Price $118.00 (1)	31
		406
PUT OPTIONS
	10 Year Treasury Note Future, June 2005:
10	Expiration May 20, 2005, Exercise Price $106.00 (1)	1,719

	TOTAL OPTIONS WRITTEN
	(Premiums received $5,176)	$ 2,125

(1)	Fair valued security.

	AHA Balanced Fund
	SCHEDULE OF INVESTMENTS
	March 31, 2005
	(Unaudited)

		Shares	Value
	COMMON STOCKS - 60.9%

	Aerospace & Defense - 0.1%
	Lockheed Martin Corporation	300	$ 18,318

	Agricultural Operations - 0.0%
	Archer-Daniels-Midland Company	100	2,458

	Airlines - 0.1%
	Southwest Airlines Co.	1,200	17,088

	Automobiles - 0.3%
	Ford Motor Company	2,800	31,724
	General Motors Corporation	900	26,451
			58,175

	Banking - 3.6%
	Bank of America Corporation	5,900	260,190
	Comerica Incorporated	300	16,524
	Fifth Third Bancorp	4,800	206,304
	National City Corporation	1,000	33,500
	SunTrust Banks, Inc.	100	7,207
	Wachovia Corporation	1,200	61,092
	Wells Fargo & Company	1,100	65,780
			650,597

	Biotechnology - 0.4%
	Amgen Inc. *	900	52,389
	Gilead Sciences, Inc. *	700	25,060
			77,449

	Building & Housing Products - 0.2%
	Eagle Materials Inc.	1	81
	Louisiana-Pacific Corporation	700	17,598
	The Sherwin-Williams Company	400	17,596
			35,275

	Buildings - Residential/Commercial - 0.1%
	KB HOME	100	11,746

	Business Machines & Software - 1.2%
	International Business Machines Corporation	900	82,242
	Pitney Bowes Inc.	2,300	103,776
	Xerox Corporation *	1,500	22,725
			208,743

	Business Services - 1.5%
	Deluxe Corporation	300	11,958
	First Data Corporation	6,500	255,515
			267,473

	Chemicals - 1.4%
	Ashland Inc.	300	20,241
	The Dow Chemical Company	200	9,970
	E.I. du Pont de Nemours and Company	4,300	220,332
			250,543

	Communication & Media - 4.3%
	Comcast Corporation - Class A *	1,000	33,780
	The DIRECTV Group, Inc. *	9,000	129,780
	News Corporation - Class A	15,300	258,876
	Time Warner Inc. *	3,400	59,670
	Viacom Inc. - Class B	6,400	222,912
	The Walt Disney Company	1,900	54,587
			759,605

	Communications Equipment - 0.4%
	Motorola, Inc.	3,000	44,910
	QUALCOMM, Inc.	800	29,320
			74,230

	Computer Services - 0.2%
	Computer Sciences Corporation *	400	18,340
	NCR Corporation *	600	20,244
			38,584

	Computers - 0.3%
	Apple Computer, Inc. *	900	37,503
	Dell Inc. *	300	11,526
			49,029

	Consumer Products - 2.1%
	American Greetings Corporation - Class A	300	7,644
	The Black & Decker Corporation	200	15,798
	Brunswick Corporation	400	18,740
	Kimberly-Clark Corporation	700	46,011
	Mattel, Inc.	9,100	194,285
	The Procter & Gamble Company	1,400	74,200
	Whirlpool Corporation	200	13,546
			370,224

	Drugs - 5.3%
	Abbott Laboratories	1,300	60,606
	GlaxoSmithKline plc - ADR	3,400	156,128
	Johnson & Johnson	1,492	100,203
	Pfizer Inc.	10,920	286,868
	Wyeth	8,000	337,440
			941,245

	Energy - 0.6%
	CMS Energy Corporation *	1,100	14,344
	Exelon Corporation	800	36,712
	FPL Group, Inc.	600	24,090
	PG&E Corporation	600	20,460
	Sempra Energy	500	19,920
			115,526

	Engineering Services - 0.6%
	Jacobs Engineering Group Inc. *	2,250	116,820

	Financial - Investment Banking Corporations - 2.1%
	The Bear Stearns Companies Inc.	200	19,980
	Citigroup Inc.	866	38,918
	The Goldman Sachs Group, Inc.	400	43,996
	J.P. Morgan Chase & Co.	100	3,460
	Lehman Brothers Holdings Inc.	400	37,664
	Merrill Lynch & Co., Inc.	200	11,320
	Morgan Stanley	3,700	211,825
			367,163

	Financial Services - 1.4%
	Capital One Financial Corporation	400	29,908
	CIT Group Inc.	400	15,200
	Countrywide Financial Corporation	1,100	35,706
	ING Groep N.V. - ADR	5,400	163,242
	Providian Financial Corporation *	900	15,444
			259,500

	Food & Beverage - 0.8%
	Hershey Foods Corporation	300	18,138
	Kellogg Company	800	34,616
	PepsiCo, Inc.	500	26,515
	Smithfield Foods, Inc. *	1,950	61,523
			140,792

	Forestry - 0.1%
	Plum Creek Timber Company, Inc.	400	14,280

	Health Care Services - 2.5%
	Aetna Inc.	500	37,475
	HCA, Inc.	4,500	241,065
	Humana Inc. *	3,600	114,984
	UnitedHealth Group Incorporated	600	57,228
			450,752

	Health Care Supplies - 2.0%
	AmerisourceBergen Corporation	300	17,187
	Becton, Dickinson and Company	200	11,684
	Boston Scientific Corporation *	7,700	225,533
	Cardinal Health, Inc.	700	39,060
	Guidant Corporation	800	59,120
			352,584

	Industrial Gases - 0.8%
	Air Products and Chemicals, Inc.	2,200	139,238

	Insurance - 7.0%
	ACE Limited	5,100	210,477
	The Allstate Corporation	3,800	205,428
	American International Group, Inc.	212	11,747
	Assured Guaranty Ltd.	9,200	165,140
	The Chubb Corporation	300	23,781
	CIGNA Corporation	2,100	187,530
	Conseco, Inc. *	8,700	177,654
	The Hartford Financial Services Group, Inc.	200	13,712
	MetLife, Inc.	1,100	43,010
	The St. Paul Travelers Companies, Inc.	5,454	200,325
	XL Capital Ltd. - Class A	200	14,474
			1,253,278

	Internet - 0.2%
	eBay Inc. *	800	29,808

	Machinery - 0.2%
	Cummins Inc.	200	14,070
	Deere & Company	400	26,852
			40,922

	Manufacturing - Diversified - 1.1%
	Danaher Corporation	500	26,705
	Illinois Tool Works Inc.	1,700	152,201
	Tyco International Ltd.	600	20,280
			199,186

	Metals - Diversified - 1.7%
	Alcoa Inc.	8,300	252,237
	Newmont Mining Corporation	700	29,575
	Phelps Dodge Corporation	200	20,346
			302,158

	Motorcycles - 0.8%
	Harley-Davidson, Inc.	2,500	144,400

	Multi-Industry - 0.5%
	General Electric Company	2,300	82,938

	Networking - 0.0%
	Cisco Systems, Inc. *	100	1,789

	Oil & Gas - 1.5%
	Amerada Hess Corporation	200	19,242
	ChevronTexaco Corporation	100	5,831
	ConocoPhillips	600	64,704
	Devon Energy Corporation	800	38,200
	Exxon Mobil Corporation	1,448	86,301
	Occidental Petroleum Corporation	100	7,117
	Sunoco, Inc.	200	20,704
	Valero Energy Corporation	400	29,308
			271,407

	Oil & Gas - Services - 2.5%
	BJ Services Company	4,200	217,896
	Halliburton Company	5,200	224,900
			442,796

	Packaging - 0.9%
	Pactiv Corporation *	6,600	154,110

	Railroad Transportation - 0.2%
	Burlington Northern Santa Fe Corporation	700	37,751

	Restaurants - 0.7%
	Brinker International, Inc. *	3,300	119,526

	Retail - 5.1%
	Albertson's, Inc.	700	14,455
	AutoNation, Inc. *	700	13,258
	AutoZone, Inc. *	100	8,570
	CVS Corporation	3,300	173,646
	Dillard's, Inc. - Class A	600	16,140
	Federated Department Stores, Inc.	400	25,456
	The Home Depot, Inc.	7,300	279,152
	Limited Brands, Inc.	6,400	155,520
	Nordstrom, Inc.	400	22,152
	SUPERVALU INC.	700	23,345
	Target Corporation	3,100	155,062
	Wal-Mart Stores, Inc.	400	20,044
			906,800

	Rubber Products - 0.1%
	The Goodyear Tire & Rubber Company *	1,000	13,350

	Semiconductors - 2.0%
	Applied Materials, Inc. *	15,500	251,875
	Intel Corporation	3,400	78,982
	National Semiconductor Corporation	900	18,549
			349,406

	Software - 2.0%
	BMC Software, Inc. *	2,600	39,000
	Cadence Design Systems, Inc. *	12,100	180,895
	Microsoft Corporation	2,800	67,676
	Oracle Corporation *	3,700	46,176
	Parametric Technology Corporation *	1,200	6,708
	Symantec Corporation *	1,000	21,330
			361,785

	Steel Production - 0.2%
	Nucor Corporation	300	17,268
	United States Steel Corporation	400	20,340
			37,608

	Telecommunications - 0.4%
	ALLTEL Corporation	100	5,485
	CenturyTel, Inc.	500	16,420
	SBC Communications Inc.	2,100	49,749
			71,654

	Telecommunications Equipment - 0.1%
	Lucent Technologies Inc. *	7,100	19,525

	Transportation Services - 0.1%
	Ryder System, Inc.	400	16,680

	Travel & Recreation - 1.1%
	Carnival Corporation	3,800	196,878

	Waste Disposal - 0.1%
	Waste Management, Inc.	900	25,965

	Total Common Stocks (Cost $9,537,945)		10,867,157

		Principal
	CORPORATE BONDS - 9.9%	Amount	Value

	Banking - 2.9%
	AmSouth Bancorporation, 6.750%, 11/01/2025	50,000	57,229
	Bank of Oklahoma NA, 7.125%, 08/15/2007	50,000	52,972
	Bank United, 8.000%, 03/15/2009	50,000	55,866
	Bankers Trust Corporation, 7.500%, 11/15/2015	25,000	28,606
	Compass Bank, 8.100%, 08/15/2009	50,000	56,695
	Corporacion Andina de Fomento, 8.875%, 06/01/2005	50,000	50,435
	Dresdner Bank - New York, 7.250%, 09/15/2015	50,000	57,754
	PNC Funding Corp., 7.500%, 11/01/2009	50,000	55,383
	Signet Banking Corporation, 7.800%, 09/15/2006	50,000	52,780
	Standard Federal Bancorporation, 7.750%, 07/17/2006	50,000	52,235
			519,955

	Building - 0.3%
	Hanson Australia Funding, 5.250%, 03/15/2013	50,000	49,931

	Communications & Media - 0.2%
	Historic TW Inc., 9.125%, 01/15/2013	25,000	30,935

	Energy - 1.4%
	Dominion Resources, Inc., 6.250%, 06/30/2012	50,000	53,623
	Exelon Generation Co. LLC, 6.950%, 06/15/2011	50,000	55,075
	Hydro-Quebec, 11.750%, 02/01/2012	50,000	69,950
	Pacific Gas and Electric Company, 6.050%, 03/01/2034	25,000	25,759
	PSI Energy, Inc., 7.850%, 10/15/2007	50,000	53,900
			258,307

	Financial Services - 2.0%
	Allfirst Financial Inc., 7.200%, 07/01/2007	50,000	53,317
	Amvescap Plc, 5.900%, 01/15/2007	25,000	25,754
	CIT Group Inc., 3.375%, 04/01/2009	25,000	23,733
	Countrywide Home Loans, Inc., 4.125%, 09/15/2009	25,000	24,112
	Deutsche Telekom International Finance BV, 8.250%, 06/15/2030	25,000	32,793
	FPL Group Capital Inc., 7.625%, 09/15/2006	50,000	52,497
	General Motors Acceptance Corporation, 7.250%, 03/02/2011	50,000	46,476
	HSBC Finance Corporation, 8.000%, 07/15/2010	40,000	45,809
	National Rural Utilities Cooperative Finance Corporation, 5.750%, 08/28/2009	50,000	52,122
			356,613

	Financial - Investment Banking Corporations - 0.1%
	Lehman Brothers Holdings Inc., 8.500%, 05/01/2007	25,000	27,135

	Food & Beverages - 0.2%
	The Quaker Oats Company, 9.250%, 11/27/2007	25,000	27,774

	Insurance - 0.6%
	MetLife, Inc., 6.500%, 12/15/2032	50,000	54,817
	Protective Life Corporation, 4.300%, 06/01/2013	50,000	47,195
			102,012

	Manufacturing - Diversified - 0.1%
	Tyco International Group SA, 6.375%, 10/15/2011	25,000	26,724

	Oil & Gas - 0.5%
	ONEOK, Inc., 7.750%, 08/15/2006	50,000	52,280
	Pemex Project Funding Master Trust, 9.125%, 10/13/2010	25,000	28,937
			81,217

	Packaging - 0.3%
	Pactiv Corporation, 7.950%, 12/15/2025	50,000	62,993

	Paper & Forestry - 0.4%
	MeadWestvaco Corporation, 9.750%, 06/15/2020	50,000	67,725

	Railroad Transportation - 0.3%
	Union Pacific Corporation, 8.660%, 07/02/2011	48,369	52,422

	Telecommunications - 0.2%
	New Cingular Wireless Services Inc., 8.750%, 03/01/2031	25,000	33,082

	Transportation Services - 0.4%
	FedEx Corp., 9.650%, 06/15/2012	50,000	63,688

	Total Corporate Bonds (Cost $1,715,966)		1,760,513

	REVENUE BONDS - 0.2%
	Tobacco Settlement Financing Corp. - Lousiana, 6.360%, 05/15/2025	33,466	33,514
	Total Revenue Bonds (Cost $33,744)		33,514

	FOREIGN GOVERNMENT BONDS - 0.2%
	United Mexican States, 9.875%, 02/01/2010	25,000	29,812
	Total Foreign Government Bonds (Cost $29,754)		29,812

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%
	Federal Home Loan Mortgage Corporation, 6.625%, 09/15/2009	150,000	163,186
	Federal National Mortgage Association, 7.250%, 01/15/2010	225,000	251,451
	Total U.S. Government Agency Obligations (Cost $420,854)		414,637

	U.S. TREASURY SECURITIES - 5.2%

	U.S. Treasury Bonds - 4.9%
	United States Treasury Bond, 9.250%, 02/15/2016	265,000	369,924
	United States Treasury Bond, 6.250%, 08/15/2023	425,000	494,975
			864,899

	U.S. Treasury Notes - 0.3%
	United States Treasury Note, 6.000%, 08/15/2009	50,000	53,746

	Total U.S. Treasury Securities (Cost $901,681)		918,645

	ASSET BACKED SECURITIES - 4.5%
	Banc One Home Equity Trust, 1999-1 A4, 6.470%, 05/25/2026	49,467	50,143
	GMAC Mortgage Corporation Loan Trust, 2004-GH1 A6, 4.810%, 07/25/2035	75,000	74,980
	GMAC Mortgage Corporation Loan Trust, 2004-HE5 A6, 4.388%, 09/25/2034	75,000	73,804
	Green Tree Financial Corporation, 1993-3 A7, 6.400%, 10/15/2018	50,409	51,325
	Residential Asset Mortgage Products, Inc., 2002-RS3 AI5, 5.572%, 06/25/2032	150,000	151,629
	Residential Asset Mortgage Products, Inc., 2003-RS11 AI3, 3.564%, 08/25/2028	75,000	74,670
	Residential Asset Mortgage Products, Inc., 2004-RS1 AI3, 3.411%, 06/25/2028	50,000	49,741
	Residential Asset Mortgage Products, Inc., 2004-RS3 AI2, 3.052%, 06/25/2029	50,000	49,194
	Residential Asset Securities Corporation, 2003-KS10 AI3, 3.250%, 05/25/2029	100,000	99,479
	Residential Asset Securities Corporation, 2003-KS11 AI3, 3.320%, 02/25/2029	75,000	74,388
	Residential Asset Securities Corporation, 2004-KS5 AI3, 4.030%, 04/25/2030	50,000	49,724
	Total Asset Backed Securities (Cost $806,988)		799,077

	MORTGAGE BACKED SECURITIES - PRIVATE - 2.8%
	Citicorp Mortgage Securities, Inc., 2003-11 2A8, 5.500%, 12/25/2033	68,697	69,152
	Citicorp Mortgage Securities, Inc., 2004-4 A5, 5.500%, 05/25/2015	94,839	94,057
	GE Capital Commercial Mortgage Corporation, 2002-3A A2, 4.996%, 12/10/2037	100,000	100,620
	GMAC Commercial Mortgage Securities Inc., 2003-C1 A2, 4.079%, 05/10/2036	50,000	47,220
	GMAC Mortgage Corporation Loan Trust, 2004-J4 A2, 5.500%, 08/25/2014	71,641	72,072
	Residential Accredit Loans, Inc., 2004-QS5 A5, 4.750%, 04/25/2034	52,835	52,669
	Residential Funding Mortage Securities I, Inc., 2003-S11 A2, 4.000%, 06/25/2018	75,000	70,597
	Total Mortgage Backed Securities - Private (Cost $517,332)		506,387

	MORTGAGE BACKED SECURITIES - U.S. AGENCY - 9.3%
	FHLMC, Series 2531 Class N, 4.000%, 07/15/2027	33,941	33,772
	FHLMC, Series 2533 Class PC, 5.000%, 10/15/2017	75,000	75,692
	FHLMC, Series 2539 Class QB, 5.000%, 09/15/2015	100,000	101,077
	FHLMC, Series 2567 Class OD, 5.000%, 08/15/2015	50,000	50,462
	FHLMC, Series 2578 Class PD, 5.000%, 08/15/2014	50,000	50,420
	FHLMC, Series 2808 Class AD, 5.000%, 12/15/2014	30,783	30,639
	FHLMC Gold, Pool C00632, 7.000%, 07/01/2028	26,981	28,464
	FHLMC Gold, Pool C00760, 6.500%, 05/01/2029	31,079	32,359
	FHLMC Gold, Pool C00785, 6.500%, 06/01/2029	32,483	33,822
	FHLMC Gold, Pool E01140, 6.000%, 05/01/2017	30,822	31,860
	FNMA, Pool 251813, 6.500%, 07/01/2028	18,142	18,905
	FNMA, Pool 252255, 6.500%, 02/01/2029	38,609	40,234
	FNMA, Pool 254088, 5.500%, 12/01/2016	69,896	71,327
	FNMA, Pool 254509, 5.000%, 10/01/2017	82,390	82,490
	FNMA, Pool 254510, 5.000%, 11/01/2017	49,943	50,004
	FNMA, Pool 254545, 5.000%, 12/01/2017	53,324	53,389
	FNMA, Pool 254631, 5.000%, 02/01/2018	88,329	88,435
	FNMA, Pool 254908, 5.000%, 09/01/2023	62,441	61,708
	FNMA, Pool 790108, 6.000%, 08/01/2034	93,586	95,712
	FNMA, Series 2002-70 Class PL, 5.000%, 04/25/2015	26,795	27,021
	FNMA, Series 2002-95 Class MD, 5.000%, 07/25/2026	50,000	50,274
	FNMA, Series 2003-16 Class PC, 5.000%, 10/25/2015	50,000	50,267
	FNMA, Series 2003-18 Class GB, 5.000%, 03/25/2016	125,000	125,984
	FNMA, Series 2003-31 Class KG, 4.500%, 12/25/2028	100,000	100,607
	FNMA, Series 2003-44 Class AB, 3.750%, 05/25/2033	17,284	16,823
	GNMA, Pool 2563, 6.500%, 03/20/2028	36,340	37,940
	GNMA, Pool 2714, 6.500%, 02/20/2029	43,638	45,530
	GNMA, Pool 559847, 6.000%, 01/15/2032	54,769	56,398
	GNMA, Pool 582210, 6.000%, 01/15/2032	21,679	22,324
	GNMA, Pool 780615, 6.500%, 08/15/2027	46,549	48,826
	GNMA, Pool 780678, 6.500%, 11/15/2027	41,219	43,235
	Total Mortgage Backed Securities - U.S. Agency (Cost $1,674,511)		1,656,000

	SHORT-TERM INVESTMENTS - 4.7%

	U.S. Government Agency Obligations - 4.7%
	Federal Home Loan Bank Discount Note, 2.250%, 04/01/2005	838,000	838,000

	Total Short-Term Investments (Cost $838,000)		838,000

	TOTAL INVESTMENTS (Cost $16,476,775) - 100.0%		17,823,742

	Other Assets less Liabilities - 0.0%		7,931
	Total Net Assets - 100.0%		$ 17,831,673

*	Non-income Producing Security.
ADR	American Depository Receipt.

	AHA Diversified Equity Fund
	SCHEDULE OF INVESTMENTS
	March 31, 2005
	(Unaudited)
		Shares	Value
	COMMON STOCKS - 95.3%

	Aerospace & Defense - 0.3%
	Lockheed Martin Corporation	3,300	$ 201,498
	United Technologies Corporation	600	60,996
			262,494

	Agricultural Operations - 0.0%
	Archer-Daniels-Midland Company	600	14,748

	Airlines - 0.2%
	Southwest Airlines Co.	15,200	216,448

	Apparel - 0.2%
	V.F. Corporation	2,700	159,678

	Automobiles - 0.8%
	Ford Motor Company	36,100	409,013
	General Motors Corporation	11,200	329,168
			738,181

	Banking - 6.1%
	Bank of America Corporation	47,900	2,112,390
	Fifth Third Bancorp	27,400	1,177,652
	Golden West Financial Corporation	3,300	199,650
	National City Corporation	12,600	422,100
	Wachovia Corporation	14,700	748,377
	Wells Fargo & Company	13,900	831,220
			5,491,389

	Biotechnology - 1.1%
	Amgen Inc. *	11,700	681,057
	Gilead Sciences, Inc. *	8,500	304,300
			985,357

	Building & Housing Products - 0.4%
	Louisiana-Pacific Corporation	8,000	201,120
	The Sherwin-Williams Company	4,500	197,955
			399,075

	Buildings - Residential/Commercial - 0.2%
	KB HOME	1,600	187,936

	Business Machines & Software - 2.3%
	International Business Machines Corporation	11,200	1,023,456
	Pitney Bowes Inc.	16,400	739,968
	Xerox Corporation *	18,300	277,245
			2,040,669

	Business Services - 1.8%
	Deluxe Corporation	4,100	163,426
	First Data Corporation	37,000	1,454,470
			1,617,896

	Chemicals - 1.9%
	Ashland Inc.	3,300	222,651
	The Dow Chemical Company	600	29,910
	Eastman Chemical Company	3,000	177,000
	E.I. du Pont de Nemours and Company	24,400	1,250,256
			1,679,817

	Communications & Media - 6.0%
	Comcast Corporation - Class A *	13,700	462,786
	The DIRECTV Group, Inc. *	50,600	729,652
	News Corporation - Class A	86,700	1,466,964
	Time Warner Inc. *	43,000	754,650
	Viacom Inc. - Class B	36,000	1,253,880
	The Walt Disney Company	23,700	680,901
			5,348,833

	Communications Equipment - 1.1%
	Motorola, Inc.	38,200	571,854
	QUALCOMM, Inc.	11,100	406,815
			978,669

	Computer Services - 0.5%
	Computer Sciences Corporation *	4,500	206,325
	NCR Corporation *	6,600	222,684
			429,009

	Computers - 0.8%
	Apple Computer, Inc. *	13,200	550,044
	Dell Inc. *	3,600	138,312
			688,356

	Consumer Products - 3.6%
	The Black & Decker Corporation	2,700	213,273
	Brunswick Corporation	4,000	187,400
	Kimberly-Clark Corporation	8,500	558,705
	Mattel, Inc.	52,500	1,120,875
	The Procter & Gamble Company	18,100	959,300
	Whirlpool Corporation	3,100	209,963
			3,249,516

	Drugs - 7.7%
	Abbott Laboratories	15,900	741,258
	GlaxoSmithKline plc - ADR	19,600	900,032
	Johnson & Johnson	18,410	1,236,416
	Pfizer Inc.	76,975	2,022,133
	Wyeth	47,300	1,995,114
			6,894,953

	Energy - 1.7%
	CMS Energy Corporation *	14,200	185,168
	Exelon Corporation	11,700	536,913
	FPL Group, Inc.	7,400	297,110
	PG&E Corporation	7,900	269,390
	Sempra Energy	5,500	219,120
			1,507,701

	Engineering Services - 0.7%
	Jacobs Engineering Group Inc. *	12,700	659,384

	Financial - Investment Banking Corporations - 3.7%
	The Bear Stearns Companies Inc.	2,800	279,720
	Citigroup Inc.	10,665	479,285
	The Goldman Sachs Group, Inc.	5,600	615,944
	J.P. Morgan Chase & Co.	1,800	62,280
	Lehman Brothers Holdings Inc.	5,500	517,880
	Merrill Lynch & Co., Inc.	2,200	124,520
	Morgan Stanley	21,000	1,202,250
			3,281,879

	Financial Services - 2.4%
	Capital One Financial Corporation	4,900	366,373
	CIT Group Inc.	5,200	197,600
	Countrywide Financial Corporation	11,500	373,290
	ING Groep N.V. - ADR	31,000	937,130
	KeyCorp	1,200	38,940
	Providian Financial Corporation *	11,200	192,192
			2,105,525

	Food & Beverage - 1.6%
	Hershey Foods Corporation	3,600	217,656
	Kellogg Company	7,900	341,833
	Molson Coors Brewing Company - Class B	1,000	77,170
	PepsiCo, Inc.	8,300	440,149
	Smithfield Foods, Inc. *	10,900	343,895
			1,420,703

	Forestry - 0.2%
	Plum Creek Timber Company, Inc.	5,500	196,350

	Health Care Services - 3.5%
	Aetna Inc.	5,800	434,710
	HCA, Inc.	25,700	1,376,749
	Humana Inc. *	20,400	651,576
	UnitedHealth Group Incorporated	7,400	705,812
			3,168,847

	Health Care Supplies - 2.7%
	AmerisourceBergen Corporation	3,600	206,244
	Becton, Dickinson and Company	1,300	75,946
	Boston Scientific Corporation *	44,000	1,288,760
	Cardinal Health, Inc.	8,600	479,880
	C.R. Bard, Inc.	500	34,040
	Guidant Corporation	4,500	332,550
	Hospira, Inc. *	640	20,653
			2,438,073

	Industrial Gases - 0.9%
	Air Products and Chemicals, Inc.	12,700	803,783

	Insurance - 9.2%
	ACE Limited	32,500	1,341,275
	The Allstate Corporation	20,901	1,129,908
	American International Group, Inc.	2,794	154,816
	Assured Guaranty Ltd.	52,200	936,990
	The Chubb Corporation	3,800	301,226
	CIGNA Corporation	13,400	1,196,620
	Conseco, Inc. *	49,400	1,008,748
	The Hartford Financial Services Group, Inc.	3,500	239,960
	MetLife, Inc.	13,900	543,490
	The St. Paul Travelers Companies, Inc.	30,922	1,135,765
	XL Capital Ltd. - Class A	2,900	209,873
			8,198,671

	Internet - 0.5%
	eBay Inc. *	12,200	454,572

	Machinery - 0.6%
	Cummins Inc.	2,500	175,875
	Deere & Company	4,900	328,937
			504,812

	Manufacturing - Diversified - 1.6%
	Danaher Corporation	5,500	293,755
	Illinois Tool Works Inc.	9,600	859,488
	Tyco International Ltd.	8,000	270,400
			1,423,643

	Metals - Diversified - 2.3%
	Alcoa Inc.	47,200	1,434,408
	Newmont Mining Corporation	8,700	367,575
	Phelps Dodge Corporation	2,200	223,806
			2,025,789

	Motorcycles - 0.9%
	Harley-Davidson, Inc.	14,200	820,192

	Multi-Industry - 1.2%
	General Electric Company	28,900	1,042,134

	Networking - 0.0%
	Cisco Systems, Inc. *	800	14,312

	Oil & Gas - 3.9%
	Amerada Hess Corporation	2,400	230,904
	Burlington Resources Inc.	5,200	260,364
	ChevronTexaco Corporation	1,800	104,958
	ConocoPhillips	7,000	754,880
	Devon Energy Corporation	9,600	458,400
	Exxon Mobil Corporation	17,652	1,052,059
	Sunoco, Inc.	2,400	248,448
	Valero Energy Corporation	5,200	381,004
			3,491,017

	Oil & Gas - Services - 2.8%
	BJ Services Company	23,900	1,239,932
	Halliburton Company	29,200	1,262,900
			2,502,832

	Packaging - 1.0%
	Pactiv Corporation *	37,700	880,295

	Railroad Transportation - 0.3%
	Burlington Northern Santa Fe Corporation	5,400	291,222

	Restaurants - 0.8%
	Brinker International, Inc. *	18,800	680,936

	Retail - 7.4%
	Albertson's, Inc.	9,000	185,850
	AutoNation, Inc. *	9,800	185,612
	AutoZone, Inc. *	1,000	85,700
	Costco Wholesale Corporation	700	30,926
	CVS Corporation	23,300	1,226,046
	Dillard's, Inc. - Class A	7,400	199,060
	Federated Department Stores, Inc.	4,500	286,380
	The Home Depot, Inc.	52,100	1,992,304
	Limited Brands, Inc.	35,800	869,940
	Nordstrom, Inc.	4,200	232,596
	SUPERVALU INC.	7,200	240,120
	Target Corporation	17,400	870,348
	Wal-Mart Stores, Inc.	4,900	245,539
			6,650,421

	Rubber Products - 0.2%
	The Goodyear Tire & Rubber Company *	13,100	174,885

	Semiconductors - 3.0%
	Applied Materials, Inc. *	88,100	1,431,625
	Intel Corporation	43,200	1,003,536
	National Semiconductor Corporation	11,700	241,137
	Texas Instruments Incorporated	1,600	40,784
			2,717,082

	Software - 3.2%
	Autodesk, Inc.	500	14,880
	BMC Software, Inc. *	15,000	225,000
	Cadence Design Systems, Inc. *	70,000	1,046,500
	Microsoft Corporation	37,300	901,541
	Oracle Corporation *	20,600	257,088
	Parametric Technology Corporation *	29,400	164,346
	Symantec Corporation *	12,000	255,960
			2,865,315

	Steel Production - 0.5%
	Nucor Corporation	3,800	218,728
	United States Steel Corporation	4,800	244,080
			462,808

	Telecommunications - 1.0%
	ALLTEL Corporation	800	43,880
	CenturyTel, Inc.	5,700	187,188
	SBC Communications Inc.	27,700	656,213
			887,281

	Telecommunications Equipment - 0.3%
	Lucent Technologies Inc. *	87,800	241,450

	Transportation Services - 0.2%
	Ryder System, Inc.	5,000	208,500

	Travel & Recreation - 1.6%
	Carnival Corporation	27,000	1,398,870

	Waste Disposal - 0.4%
	Waste Management, Inc.	11,300	326,005

	Total Common Stocks (Cost $76,453,535)		85,228,313

		Principal
		Amount	Value
	SHORT-TERM INVESTMENTS - 5.1%

	U.S. Government Agency Obligations - 5.1%
	Federal Home Loan Bank Discount Note, 2.250%, 04/01/2005	4,549,000	4,549,000

	Total Short-Term Investments (Cost $4,549,000)		4,549,000

	TOTAL INVESTMENTS (Cost $81,002,535) - 100.4%		89,777,313

	Liabilities less Other Assets - (0.4)%		(325,520)
	Total Net Assets - 100.0%		$ 89,451,793

*	Non-income Producing Security.
ADR	American Depository Receipt.

	AHA Socially Responsible Equity Fund
	SCHEDULE OF INVESTMENTS
	March 31, 2005
	(Unaudited)
		Shares	Value
	COMMON STOCKS - 95.8%

	Apparel - 2.6%
	V.F. Corporation	8,800	$ 520,432

	Automobiles - 3.1%
	Honda Motor Co., Ltd. - ADR	24,400	610,976

	Banking - 10.9%
	Chittenden Corporation	12,600	328,482
	Corus Bankshares, Inc.	4,800	228,912
	International Bancshares Corporation	9,700	336,299
	National City Corporation	13,600	455,600
	PNC Financial Services Group, Inc.	6,800	350,064
	Wachovia Corporation	9,500	483,645
			2,183,002

	Business Machines & Software - 2.9%
	Xerox Corporation *	37,900	574,185

	Business Services - 4.3%
	Automatic Data Processing, Inc.	7,800	350,610
	The Thomson Corporation	15,600	520,260
			870,870

	Chemicals - 3.0%
	Rohm and Haas Company	12,600	604,800

	Computers - 2.8%
	Hewlett-Packard Company	25,700	563,858

	Consumer Products - 7.2%
	Kimberly-Clark Corporation	4,900	322,077
	Mattel, Inc.	28,200	602,070
	Newell Rubbermaid Inc.	23,300	511,202
			1,435,349

	Drugs - 6.0%
	Abbott Laboratories	7,800	363,636
	Merck & Co. Inc.	14,600	472,602
	Schering-Plough Corporation	19,600	355,740
			1,191,978

	Electronic Equipment - 8.4%
	Arrow Electronics, Inc. *	16,500	418,275
	Delphi Corporation	63,300	283,584
	Emerson Electric Co.	8,700	564,891
	W.W. Grainger, Inc.	6,800	423,436
			1,690,186

	Energy - 3.7%
	Calpine Corporation *	133,100	372,680
	Scottish Power plc - ADR	11,700	365,040
			737,720

	Financial Services - 1.8%
	CIT Group Inc.	9,700	368,600

	Industrial Gases - 2.4%
	Air Products and Chemicals, Inc.	7,700	487,333

	Insurance - 4.0%
	First American Corporation	12,600	415,044
	MetLife, Inc.	9,700	379,270
			794,314

	Multi-Industry - 2.1%
	Sony Corporation - ADR	10,700	428,214

	Oil & Gas - 7.2%
	Atmos Energy Corporation	13,600	367,200
	BP plc - ADR	3,000	187,200
	Chesapeake Energy	40,200	881,988
			1,436,388

	Paper and Forestry - 2.7%
	MeadWestvaco Corporation	17,300	550,486

	Printing - 2.9%
	R.R. Donnelley & Sons Company	18,500	584,970

	Publishing - 1.0%
	Lee Enterprises, Incorporated	4,500	195,300

	Real Estate Investment Trusts (REITs) - 2.9%
	AMB Property Corporation	15,600	589,680

	Residential/Commercial Services - 2.2%
	The ServiceMaster Company	32,200	434,700

	Scientific Instruments - 2.9%
	Applera Corporation - Applied Biosystems Group	29,200	576,408

	Telecommunications Equipment - 2.3%
	Nokia Oyj - ADR	29,200	450,556

	Telecommunications - 6.5%
	AT&T Corp.	27,200	510,000
	Sprint Corporation	10,700	243,425
	Telephone and Data Systems, Inc.	6,800	554,880
			1,308,305

	Total Common Stocks (Cost $19,690,715)		19,188,610

		Principal
		Amount	Value
	SHORT-TERM INVESTMENTS - 4.0%

	U.S. Government Agency Obligations - 4.0%
	Federal Home Loan Bank Discount Note, 2.250%, 04/01/2005	797,000	797,000

	Total Short-Term Investments (Cost $797,000)		797,000

	TOTAL INVESTMENTS (Cost $20,487,715) - 99.8%		19,985,610

	Other Assets less Liabilities - 0.2%		47,966
	Total Net Assets - 100.0%		$ 20,033,576

*	Non-income Producing Security.
ADR	American Depository Receipt.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AHA Investment Funds, Inc.

By (Signature and Title) /s/Douglas Peabody
Douglas Peabody, President

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Douglas Peabody
Douglas Peabody, President

Date May 31, 2005

By (Signature and Title)* /s/Gregory Francoeur
Gregory Francoeur, Treasurer

Date May 31, 2005

* Print the name and title of each signing officer under his or her signature.